RENTAL INCOME (Schedule of future minimum non-cancelable rental income) (Details)	Jul. 31, 2016 USD ($)
2017	$ 15,449,325
2018	11,047,340
2019	10,558,339
2020	9,870,145
2021	8,774,544
After 2021	76,012,495
Total	131,712,188
Company Owned Property [Member]
2017	10,328,975
2018	7,999,803
2019	7,541,845
2020	7,198,446
2021	6,963,780
After 2021	61,198,872
Total	101,231,721
Leased Property [Member]
2017	5,120,350
2018	3,047,537
2019	3,016,494
2020	2,671,699
2021	1,810,764
After 2021	14,813,623
Total	$ 30,480,467